W. Wayne Miao
Assistant Vice President &
Assistant Counsel

February 28, 2005

VIA EDGAR
Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

      RE:   Oppenheimer Series Fund, Inc.
            Reg No. 2-75276; File No. 811-3346

To the Securities and Exchange Commission:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended,  I hereby  represent  that,  with respect to Oppenheimer  Series Fund,  Inc. (the
"Registrant")  and its series,  Oppenheimer  Disciplined  Allocation  Fund and
Oppenheimer  Value Fund,  there were no changes made to the  Prospectuses  and the  Statements  of  Additional  Information  each dated  February  28,  2005, contained in Post-Effective Amendment No. 44 to the Registrant's  Registration
Statement on Form N-1A,  which was filed  electronically  with the  Securities and  Exchange  Commission  on February 24,  2005.  If there are any  questions regarding this filing, please contact Ms. Nancy Vann at (212) 323-5089.

                                          Sincerely,

                                          /s/ W. Wayne Miao

                                          -----------------------------------

                                          W. Wayne Miao
                                          Assistant Vice President &
                                          Assistant Counsel
                                          (212) 323-5039

Attachments

cc: Mr. Larry L. Greene, Securities & Exchange Commission
    Mr. Vincent J. DiStefano, Securities & Exchange Commission
    Ms. Nancy S. Vann